Share-based Compensation - Summary of Restricted Share Units (Detail) (Restricted Share Units [Member], Post-IPO Long Term Incentive Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Share Units [Member] | Post-IPO Long Term Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2013	3,300,123
Shares, Granted	2,137,870
Shares, Vested	(1,414,376)
Shares, Forfeited	(201,722)
Shares, Outstanding at December 31, 2013	3,821,895	3,300,123
Weighted average grant date fair value, Outstanding at January 1, 2013	$ 20.56
Weighted average grant date fair value, Granted	$ 39.23	$ 23.31	$ 17.52
Weighted average grant date fair value, Vested	$ 19.15
Weighted average grant date fair value, Forfeited	$ 20.98
Weighted average grant date fair value, Outstanding at December 31, 2013	$ 31.50	$ 20.56